Equity (Details) € / shares in Units, $ / shares in Units, € in Thousands			1 Months Ended			12 Months Ended
	Jan. 15, 2021 EUR (€) shares	Jan. 15, 2021 $ / shares shares	Nov. 30, 2021 USD ($)	Nov. 30, 2020 USD ($)	May 31, 2020 USD ($)	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2019 EUR (€)	Apr. 30, 2021 shares	May 31, 2020 EUR (€) shares
Issued capital						€ 1,234	€ 983
Number of shares outstanding | shares						123,419,772	98,287,333
Par value | € / shares						€ 0.01	€ 0.01
Authorized share capital						€ 3,120	€ 3,120
ATM program common shares sales value up to | $				$ 75,000,000
Share issue transaction costs						7,100	2,400
Proceeds from issue of common shares						€ 124,460	€ 74,195	€ 31,373
Number of shares issued through exercise of warrants | shares									173,482
Common shares
Number of common shares authorized | shares						311,950,000	311,950,000
Issued Capital
Common shares made available under the ATM						€ 24,400	€ 34,500			€ 34,500
At-the-market sales agreement
Number of shares issued | shares						4,400,000	7,900,000			12,500,000
ATM program common shares sales value up to | $					$ 50,000,000
At the market program
Number of shares issued | shares						200,000
ATM program common shares sales value up to | $			$ 100,000,000
Proceeds from issue of common shares						€ 1,600
Public offering
Number of shares issued | shares	19,166,667	19,166,667
Share price | $ / shares		$ 6.00
Proceeds from issue of common shares	€ 88,700
Underwriting commissions, legal and consulting expenses	€ 6,100